Consolidated Balance Sheets Parentheticals (Parentheticals) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Equity:
Common stock, par value (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	25,087,236	7,810,708
Common stock, shares outstanding	25,087,236	7,810,708